Note 22 - Guarantees and Indemnifications (Details Textual) - AUD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loss Contingency Accrual, Ending Balance	$ 0	$ 0
Indemnities [Member]
Loss Contingency Accrual, Ending Balance	$ 0	$ 0